Exhibit 99.1

Harley-Davidson Motorcycle Trust 2006-2
$450,000,000.00 5.36% Motorcycle Contract Backed Notes, Class A-1
$302,000,000.00 5.35% Motorcycle Contract Backed Notes, Class A-2
$48,000,000.00 5.58% Motorcycle Contract Backed Notes, Class B
Monthly Report
For the September 15, 2006 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of May 1, 2006, as filed with the Securities and Exchange Commission.

Beginning of Due Period	8/1/2006
End of Due Period	8/31/2006
Determination Date	9/7/2006
Record Date	9/14/2006
Distribution Date	9/15/2006
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	33,101	5/11/2006	5/31/2006	503,275,266.36
Subsequent Contracts	22,158	6/19/2006	6/23/2006	296,724,733.63

Total	55,259			$799,999,999.99

I.                    POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$746,223,898.46
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	10,552,801.86
Principal collections on Contracts paid off in full during Due Period	12,059,154.60
Balance of Contracts liquidated during Due Period	134,370.68
Balance of Contracts purchased by Seller or Servicer during Due Period	115,623.82
Other adjustments	1,721.14
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		22,863,672.10

Aggregate Principal Balance at end of Due Period		723,360,226.36

Pool factor		0.9042003

II.                NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class B	Total
Original Note Balance	$450,000,000.00	$302,000,000.00	$48,000,000.00	$800,000,000.00

Note balance at beginning of Due Period	396,223,898.46	302,000,000.00	48,000,000.00	$746,223,898.46

Principal Distributable Amount	22,863,672.10	—	—	22,863,672.10
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—
Mandatory Redemption Amount	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—
Total principal paid	22,863,672.10	—	—	22,863,672.10

Note balance at end of Due Period	$373,360,226.36	$302,000,000.00	$48,000,000.00	$723,360,226.36

Note factor at begininning of Due Period	0.8804976	1.0000000	1.0000000
Note factor at end of Due Period	0.8296894	1.0000000	1.0000000

III.            NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$396,223,898.46	$—	5.36%	30	30/360	$1,769,800.08	$—	$1,769,800.08
A-2	302,000,000.00	—	5.35%	30	30/360	1,346,416.67	—	1,346,416.67
B	48,000,000.00	—	5.58%	30	30/360	223,200.00	—	223,200.00
Totals	$746,223,898.46	$—				$3,339,416.75	$—	$3,339,416.75

IV.           CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$22,495,212.08
Interest collections on Contracts during Due Period	7,282,912.92
Net Liquidation Proceeds	136,229.10
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	118,208.27
Advances made by Servicer	718,787.89
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings-Collection Account	115,240.77
Investment Earnings-Interest Reserve Account	—

Total Available Monies		30,866,591.03

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	488,375.17
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	621,853.25
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,336.98
Class A Note Interest Distributable Amount	3,116,216.75
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	223,200.00
Class A Note Principal Distributable Amount	22,863,672.10
Class B Note Principal Distributable Amount	—

Total distribution of fees, interest and principal	27,314,654.25

Excess Amounts (Shortfall)		3,551,936.78

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	1,441,172.68
Excess Amounts to Certificateholder	2,110,764.10

Total distribution of Available Monies		$30,866,591.03

V.               ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.00% of the Principal Balance of the Contracts at the end of the Due Period	$14,467,204.53
b) 1.00% of the aggregate initial note balance	8,000,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	43,401,613.58
Specified Reserve Fund Balance		$14,467,204.53

Reserve Fund balance at beginning of Due Period		$12,986,867.68

Additions to Reserve Fund:
Additional deposit-Subsequent Reserve Fund Amount deposit	—
Additional deposit-Excess Amounts to Reserve Fund	1,441,172.68
Investment Earnings-Reserve Fund	39,164.17

Total additions		1,480,336.85

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	—

Total withdrawals		—

Reserve Fund balance at end of Due Period		$14,467,204.53

Pre-Funding Account balance at beginning of Due Period		$—

Withdrawals from Pre-Funding Account:
Subsequent Contracts purchased	—
Mandatory Redemption amount	—

Pre-Funding Account balance at end of Due Period		$—

Interest Reserve Account balance at beginning of Due Period		$—

Additions to the Interest Reserve Account:
Investment Earnings-Interest Reserve Account		—

Withdrawals from the Interest Reserve Account:
Carrying Charges		—
Transfer of Investment Earnings to Collection Account		—
Excess Interest Reserve Amount to Depositor		—

Interest Reserve Account balance at end of Due Period		$—

VI.           CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	4
Trigger Status? Yes or No	No

		Number of		% of Principal Balance at
Monthly Losses		Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	16	$251,115.06	0.034%

	Less:
	Net Liquidation Proceeds for the Due Period	15	136,229.10	0.018%

	Net Liquidation Losses for the Due Period		114,885.96	0.015%

	Annualized Net Liquidation Losses			0.185%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date		0.185%
	Annualized Net Liquidation Losses - prior Distribution Date		0.052%
	Annualized Net Liquidation Losses - second prior Distribution Date		0.000%
	Three-month Average Loss Ratio		0.079%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	3.500%
	25 or greater	3.250%

			Number of		% of Initial Principal
Cumulative Losses			Contracts	Amount	Balance
	Cumulative Liquidated Contracts		19	297,064.07	0.037%
	Cumulative Net Liquidation Proceeds		18	148,752.91	0.019%
	Cumulative Net Liquidation Losses			148,311.16	0.019%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			7,805.85

Cumulative Loss Ratio	Cumulative Loss Ratio				0.019%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1-12	1.750%
	13-24	2.500%
	25-36	3.000%
	37 or greater	3.250%

	Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquencies	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	1,158	$16,290,407.65	$403,265.02	2.183%
	60-89	309	4,556,463.80	202,081.42	0.611%
	90-119	99	1,423,445.75	93,951.42	0.191%
	120+	19	239,160.89	19,490.03	0.032%
	Totals	1,585	$22,509,478.09	$718,787.89	3.017%

	60+ Delinquency Amount	427	$6,219,070.44		0.833%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		0.833%
	Delinquency Ratio - prior Distribution Date		0.395%
	Delinquency Ratio - second prior Distribution Date		0.179%
	Three-month Average Delinquency Ratio		0.469%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold %
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

VII.       ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	53,027	51,919
Principal Balance of Contracts	746,223,898.46	723,360,226.36
Weighted average original term	76.11	76.17
Weighted average remaining term	71.50	70.62
Weighted average age	4.61	5.56
One month prepayments (ABS)	1.94%	1.91%
Weighted average Contract Rate	11.96%	11.98%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$770,024.58	0.11%
5.001% - 10.000%	281,336,851.47	38.89%
10.001% - 15.000%	307,257,162.25	42.48%
15.001% - 20.000%	68,267,777.31	9.44%
20.001% or greater	65,728,410.75	9.09%

Advances made by Servicer in current Due Period	$718,787.89
Unreimbursed Advances due to Servicer	488,375.17
Number of Contracts purchased by Seller or Servicer	7
Principal Balance of Contracts purchased by Seller or Servicer	115,623.82
Purchase Price of Contracts purchased by Seller or Servicer	118,208.27

VIII.   OTHER INFORMATION FOR NOTEHOLDERS

1.                 Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.                 Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.                 Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.                 Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.                 Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a pre-funding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.                 During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.                 Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Treasurer of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of May 1, 2006 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2006-2 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from August 1, 2006 to August 31, 2006 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination or event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 14th day of September, 2006.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Perry A Glassgow
Perry A. Glassgow
Vice President and Treasurer